Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	SINOPEC SHANGHAI PETROCHEMICAL CO LTD
Entity Central Index Key	0000908732
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Country	CN
Entity Address, Address Line One	No. 48 Jinyi Road, Jinshan District, Shanghai, PRC 200540
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200540
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	No. 48 Jinyi Road, Jinshan District, Shanghai, 200540
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200540
Contact Personnel Name	Mr. Wu Haijun
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	SHI
Title of 12(b) Security	American Depositary Shares, each representing 100 H Shares, par value RMB1.00 per Share
Security Exchange Name	NYSE
H shares [member]
Document Information [Line Items]
Title of 12(b) Security	H Shares, par value RMB1.00 per Share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,495,000,000
A shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,328,813,500